Changes in Level 3 Assets Measured on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 1,950	¥ 1,340
Total gains or losses (realized or unrealized):
Included in earnings	(2)	(79)
Included in other comprehensive income (loss)	(12)	(7)
Purchases, issuances, and settlements	(1,482)	696
Balance at end of year	¥ 454	¥ 1,950